Summary of significant accounting policies - Additional information (Details) - BRL (R$)	1 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Combined tax rate in Brazil			34.00%	34.00%	34.00%
Applicable surcharge tax rate			10.00%
Monthly minimum income for surcharge			R$ 20,000
Annual minimum income for surcharge			R$ 240,000
Social contribution tax on net income		20.00%	9.00%
Loss carryforwards used to offset taxable profit			30.00%
PIS tax rate			1.65%
COFINS tax rate			7.60%
Rate applicable to companies under PPM PIS			0.65%
Rate applicable to companies under PPM COFINS			3.00%
Bottom of range
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues			2.00%
Top of range
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues			5.00%
Financial Institutions and Insurance Companies
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income			15.00%
Rate applicable to companies under PPM PIS			1.00%
Rate applicable to companies under PPM COFINS			4.00%
Financial Institutions
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income	25.00%
Social contribution tax on net income temporary increase	5.00%
Insurance Companies
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income	20.00%
Federal Income Tax
Summary of Significant Accounting Policies [Line Items]
Combined tax rate in Brazil			15.00%